CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Costs and expenses:
Research and development	$ 27,674	$ 20,424	$ 14,614
Selling, general and administrative	16,226	8,065	6,585
Total costs and expenses	43,900	28,489	21,199
Operating loss	(43,900)	(28,489)	(21,199)
Non-operating income (expense):
Gain (loss) on warrant exchange	16,556	(44,001)	(10,775)
Interest income (expense), net	(1,110)	(807)	(33)
Other income (expense)	170	3,022	(2,370)
Total non-operating income (expense), net	15,616	(41,786)	(13,178)
Loss from continuing operations before income taxes	(28,284)	(70,275)	(34,377)
Income tax expense (benefit)	0	1,052	(1,052)
Loss from continuing operations	(28,284)	(71,327)	(33,325)
Loss from discontinued operations	(8,322)	(5,351)	(1,644)
Net loss	$ (36,606)	$ (76,678)	$ (34,969)
Net loss per common share:
Basic and diluted per share, continuing operations (usd per share)	$ (0.24)	$ (0.79)	$ (0.53)
Basic and diluted loss per share, discontinued operations (usd per share)	(0.07)	(0.06)	(0.03)
Basic and diluted net loss per share (usd per share)	$ (0.31)	$ (0.85)	$ (0.56)
Weighted-average common shares outstanding: basic and diluted	119,388,366	90,181,501	62,480,666
Comprehensive loss
Net loss	$ (36,606)	$ (76,678)	$ (34,969)
Reclassification of unrealized gain upon sale of marketable securities	0	(2,678)	0
Unrealized gain on marketable securities			2,678
Tax effect of reclassification of unrealized gain upon sale of marketable securities	0	1,052	0
Tax effect of unrealized gain on marketable securities	0	0	(1,052)
Total comprehensive loss	$ (36,606)	$ (78,304)	$ (33,343)